Related Parties (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Loans with Related Parties

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2025.

	Balance
	as of 30 June 2025
	Current	Non-current	Total principal
	AUD$	AUD$	AUD$
Related party loans payable
Energreen Nutrition Australia Pty Ltd. Loan	5,728,571	588,688	6,317,259
CQ Oilseeds Pty Ltd. loan	-	59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Total related party loans payable	5,880,571	688,059	6,568,630

Energreen Nutrition- Related party loan receivable (Note 5)	633,733	-	633,733

Trade payable (related party) (Note-10)
Energreen Nutrition Australia Pty Ltd.	5,563,563	-	5,563,563
Soon Soon Oilmills	153,105	-	153,105
Sunmania Pty Ltd	38,500	-	38,500
Total trade payable due to related parties (Note-10)	5,755,168	-	5,755,168

Trade receivable (related party) (Note-5)
Energreen Nutrition	30,040	-	30,040
Sunmania Pty Ltd	14,346	-	14,346
Total trade receivable due from related parties (Note-5)	44,386	-	44,386

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2024.

	Balance
	as of 30 June 2024
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Related party loans payable
Energreen Nutrition Australia Pty Ltd. Loan	3,863,250	-	3,863,250
JSKS Enterprises Pty Ltd. Loan	100,925	4,431,136	4,532,061
CQ Oilseeds Pty Ltd. loan		59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Less: Origin Food loan receivable	(4,514)	-	(4,514)
Total related party loans payable	4,111,661	4,530,507	8,642,168

Energreen Nutrition Australia Pty Ltd. accounts payable (Note-10)	589,166	-	589,166

	Balance
	as of 30 June 2023
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. Loan	1,948,630	-	1,948,630
Good Earth Oils Pty Ltd. Loan	200,000	-	200,000
JSKS Enterprises Pty Ltd. Loan	980,005	2,853,929	3,833,934
CQ Oilseeds Pty Ltd. loan	59,371	-	59,371
Sunmania Pty Ltd loan	-	20,000	20,000
Total due to related parties	3,188,006	2,873,929	6,061,935

Trade payable (related party) (Note-10)
Good Earth Oils Pty Ltd. Accounts payable	525,000	-	525,000
Energreen Nutrition Australia Pty Ltd. accounts payable	4,411,423	-	4,411,423
Total trade payable due to related parties (Note-10)	4,936,423	-	4,936,423

Due from related parties
Good Earth Oils Pty Ltd. accounts receivable (Note-5)	1,226,945	-	1,226,945

During the year ended June 30, 2025 the related party loan amounting to AUD 4,998,512 owed to JSKS Enterprises Pty Ltd., which is the trustee of Gary Seaton Family Trust, was converted into equity shares.

For the years ended June 30, 2024 and 2023 a related party loan is owed to JSKS Enterprises Pty Ltd., which is the trustee of Gary Seaton Family Trust, and interest rate charge is 6% per annum. to be repaid within 12 months after the year end, and the remaining principal shall be repaid more than 12 months after the year end.

For the years ended June 30, 2025, 2024, and 2023 a related party loan is owed to Energreen Nutrition Australia Pty Ltd., which is controlled by Gary Seaton, and interest rate charge is 6% per annum and expected to be repaid in full within 12 months after the year end.

For the years ended June 30, 2025, 2024, and 2023 the remaining related party loan relates to an interest free loan owed to CQ Oilseeds Pty Ltd.

(d) Promissory Notes

	American Physicians LLC
	Promissory notes
	Current	Non-current	Total principal
	AUD$	AUD$	AUD$
Balance as on 30th June 2025[1]	1,538,322		1,538,322
Balance as on 30th June 2024[2]	968,216	273,676	1,241,892
Balance as on 30th June 2023	-	-	-

(1)	Includes $74,892 of accrued interest.
(2)	Includes $24,964 of accrued interest.